Net income per share	12 Months Ended
Mar. 31, 2013
Net income per share [Abstract]
Net income per share
19	Net income per share

The following table sets forth the computation of basic net income per share and diluted net income per share for the years ended March 31, 2011, 2012 and 2013:

		Year ended March 31,
	Note	2011	2012	2013	2013
		RMB	RMB	RMB	US$
Numerator:
Net income attributable to the Company		91,703	131,980	112,447	18,106
Earnings allocated to participating convertible notes	(i)	-	-	(6,053)	(975)

Net income for basic and diluted net income per share		91,703	131,980	106,394	17,131

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		70,083,876	73,897,177	71,527,698	71,527,698

Net income per share attributable to ordinary shares:
- Basic		1.31	1.79	1.49	0.24
- Diluted	(ii)	1.31	1.79	1.49	0.24

Notes:

(i)	The KKR Notes and GM Notes provide KKRCHIL and GMHL with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the notes are convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company is reduced by such allocated earnings to participating convertible notes for the year ended March 31, 2013 in both basic and diluted net income per share computation.

(ii)	During the year ended March 31, 2011 and 2012, the Company had dilutive potential ordinary shares of 500,000 representing shares issuable upon exercise of an option to purchase the Company's Units (see Note 15(c)(iii)). Such diluted potential ordinary shares were excluded from diluted net income per share computation because the exercise price of options exceeded the average price of the Company's ordinary shares during the years. The option expired on December 13, 2011.

During the year ended March 31, 2013, the Company had potentially dilutive ordinary shares of 40,521,495 representing shares issuable upon conversion of the KKR Notes and GM Notes (see Note 14). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.